Additional disclosure items G.1 Fees to auditors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditor's remuneration [abstract]
Audit fees	$ 4.7	$ 4.4	$ 5.6
Audit related fees	0.8	0.0	0.8
Tax fees	0.0	0.1	0.2
Other fees	0.0	0.1	0.3
Total	$ 5.6	$ 4.6	$ 6.9